Condensed Financial Information (Parent Company Only) (Tables)	12 Months Ended
Jun. 30, 2012
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Schedule Of Condensed Financial Information [Table Text Block]

Summarized financial information for the Company is as follows as of and for the years ended June 30:

(In thousands)
Statements of Financial Condition	2012	2011
Cash	$239	$103
Equity in net assets of the bank	18,132	19,515
Other assets	155	308
Total Assets	$18,526	$19,926

Accrued expenses and other liabilities	$897	$573
Subordinated Debentures	5,000	5,000
Stockholders' equity	12,629	14,353
Total Liabilities & Stockholders’ Equity	$18,526	$19,926

(In thousands)
Statements of Operations	2012	2011
Total Interest Income	$-	$-
Total Interest Expense	323	323
Non-interest Income	-	-
Non-interest Expense	1	1
Loss before equity in net loss of subsidiary and income tax benefit	(324)	(324)
Net loss of subsidiary	(1,264)	(2,585)
Loss before income tax provision (benefit)	(1,588)	(2,909)
Income tax provision (benefit)	39	(24)
Net loss	($1,627)	($2,885)

(In thousands) Statements of Cash Flows	2012	2011
Operating activities:
Net loss	($1,627)	($2,885)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Equity in net loss of subsidiary	1,264	2,585
Decrease in other assets	151	66
Increase (decrease) in accrued expenses and other liabilities	348	(48)
Net cash provided by (used in) operating activities	136	(282)
Investing activities:
Additional investment in subsidiary stock	-	(1,200)
Net cash used in investing activities	-	(1,200)
Net increase (decrease) in cash and cash equivalents	136	(1,482)
Cash and cash equivalents, beginning of year	103	1,585
Cash and cash equivalents, end of year	$239	$103